EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the pospectus dated February 29, 2016, for the Class A, Class C, and Institutional Class of Neuberger Berman Long Short Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on May 25, 2016 (Accession No. 0000898432-16-002350) in definitive form.